RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 16,738,860	$ 10,109,242
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	16,738,860	10,109,242
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(17,188,037)	(11,357,021)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(1,271,035)	(1,641,832)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(1,720,212)	(2,889,611)
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	2,371,927	1,761,174
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,371,927	1,761,174
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(313,095)	(265,295)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(245,344)	(316,446)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,813,488	1,179,433
Repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	14,366,933	8,348,068
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	14,366,933	8,348,068
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(16,874,942)	(11,091,726)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(1,025,691)	(1,325,386)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (3,533,700)	$ (4,069,044)